February 7, 2006

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0306
Attn:     Karen J. Garnett, Esq.

Re:	NNN 2003 Value Fund, LLC Amendment No. 4 to Registration Statement on Form 10 (Registration Statement No. 000-51295)
Ladies and Gentlemen:
     This letter is submitted on behalf of NNN 2003 Value Fund, LLC, a Virginia limited liability company (the “Company”), in response to the comments provided by the Staff in its letter to the Company dated November 2, 2005 (the “Comment Letter”) with regard to the Amendment No. 3 (“Amendment No. 3”) to the Company’s registration statement on Form 10 (the “Form 10 Registration Statement”), which was initially filed with the Securities and Exchange Commission (the “Commission”) on May 2, 2005.
     Courtesy copies of Amendment No. 4 will be delivered to you by the Company’s financial printer, Bowne & Co., Inc., together with blacklined copies that compare Amendment No. 4 to Amendment No. 3. Unless otherwise indicated, responses refer to pages in Amendment No. 4 and capitalized words used in this letter without definition are used as defined in Amendment No. 4.
     The Company’s responses below are numbered to correspond to the numbered paragraphs in the Comment Letter. For your convenience, we repeat in bold italics each of the Staff’s comments prior to each response by the Company.
General

1.	We note your response to comment no. 1 and have referred it to the Division of Investment Management for further review. We may have additional comments.

To date, we have not received additional comments.

Securities and Exchange Commission
February 7, 2006

Item 1: Business, page 1

2.	We note your response to comment no. 3 that, upon completion of your reviews, you intend to file the revised tables in a public filing and will include appropriate disclosure regarding the differences in operating results. Please note that we continue to believe that this disclosure should be included in this filing, and we reissue the comment. If you are unable to currently quantify the extent of the overstatement, please so state and explain why you are unable to do so.

The Company has provided the revised prior performance tables in Amendment No. 4 to its Form 10 at Appendix A.

3.	We note your response to comment no. 4 that you believe that it is inappropriate to disclose the possible alternatives to address the errors in the prior performance tables until such time as the board of managers and the new executive officers make a final decision regarding a course of action. Please tell us why you believe this disclosure would be inappropriate. Considering that the board of managers “is considering alternatives to address the errors in the prior performance tables,” we continue to believe that the more detailed information is material to investors.

The Company has revised the disclosure on pages 2, 29, 56 and F-27 accordingly.

Item 2: Financial Information, page 11

Forward-Looking Statements, page 12

4.	We note that many of the factors listed on page 12, including, without limitation, your ongoing relationship with your manager and the litigation, are largely repetitive of the risk factors and are not directly related to forward-looking statements made in the Form 10. Please revise accordingly.

The Company has revised the disclosure on page 12 accordingly.

Scheduled Lease Expiration, page 15

5.	We note your response to comment no. 7 and the revised disclosure on page 15 that you expect your equity in earnings, including straight-line rent adjustments, to be reduced by $286,000 during 2005. We further note your disclosure on page F-47 that the lease restructuring will result in a reduction of net income, including straight-line adjustments, in 2005 of $932,000 to you. Please explain the apparent discrepancy and revise accordingly.

The Company has revised the disclosure on page F-48 to $753,000. Please note that the

Securities and Exchange Commission
February 7, 2006

$753,000 reduction in net income on page F-48 describes a reduction at the Executive Center II & III property level, whereas the $286,000 reduction of equity in earnings on page 15 describes the reduction to NNN 2003 Value Fund, LLC, which owned 38.1% of the Executive Center II & III property at June 30, 2005.

Capital Resources, page 22

6.	We note your response to comment no. 11 and the revised disclosure that you may use the proceeds for any purpose including, without limitation, operating requirements, capital and tenant improvements, rate lock deposits, acquisition deposits and distributions. Please tell us whether you currently have any outstanding debts owed to Cunningham and, if so, please briefly describe the purpose of those debts.

The Company has revised the disclosure on page 23 to include a chart that details the outstanding debts owed to Cunningham by unconsolidated properties in which the Company owns an interest. The Company itself does not have any outstanding debt directly incurred or owed to Cunningham.

7.	We note your response to comment no. 17 and the revised disclosure on page 23 that in the event you have not made or cannot make the distributions from operations, you have used or may use one of the following: short-term and long-term debt and net proceeds from the sale of one or more of your properties. We continue to believe that you should discuss and specifically identify on pages 23 and 55 the source of cash used to fund these distributions. As a result, we reissue the comment. In addition, to the extent that these distributions are based on the proceeds from the sale of real estate or debt, please revise to disclose that these distributions may not be sustainable.

Because the Company does not specifically designate which sources of cash are used to fund its distributions, we are unable to comply with your request to specifically identify such sources. However, we have added the requested disclosure on pages 23 and 57 to state that there is no assurance such additional sources of funds will be available for distributions if needed.

8.	Refer to the disclosure at the top of page 26. Please revise to briefly describe and quantify the covenants under the loan agreement with HSH Nordbank AG, including the covenants under which the 801 K Street property was not in compliance as of June 30, 2005. Also, please clearly state whether the property is currently in compliance with all covenants and, if not, please describe any non-compliance.

The Company has revised the disclosure on page 29 to disclose the sale of the 801 K Street property and the repayment of the outstanding mortgage in full to HSH Nordbank, AG.

9.	Refer to the second full paragraph on page 26. Please expand the disclosure to describe what steps you will take if you are unable to reach an agreement with LaSalle regarding refinancing for this property.

Securities and Exchange Commission
February 7, 2006

The Company has added the disclosure on page 30 to disclose the refinance of the property with LaSalle.

Controls, page 29

10.	We note your disclosure on the top of page 31 that your manager has employed a new chief financial officer and has hired additional manager-level accountants and that these persons have undertaken a number of initiatives consistent with improving the quality of your financial reporting. Please expand your disclosure to briefly describe these initiatives.

The Company has expanded the disclosure on page 32 accordingly.

Item 3: Properties, page 40

11.	We note your response to comment no. 14 and the revised disclosure on page 40 that under a majority of your leases you are obligated to pay the tenant’s proportionate share of real estate taxes, insurance and property operating expenses up to the amount incurred during the tenant’s first year of occupancy or a negotiated amount approximating the tenant’s pro-rate share of real estate taxes, insurance and property operating expenses. We further note the disclosure in the preceding sentence on page 40 that the majority of the income from your properties consists or rent received under the leases that provide for the payment of fixed minimum rent and for the payment by tenants of a pro rata share of real estate taxes, special assessments, insurance, utilities, common area maintenance, management fees and certain building repairs of the center. Please revise to clarify this apparent discrepancy regarding whether tenants are responsible for the specified expenses under the leases.

The Company has revised the disclosure on page 42 to clarify that under a majority of our leases, we are “not currently” obligated to pay the specified expenses under the leases.

Financial Statements

19. Subsequent Events — unaudited

12.	We note your disclosure that you acquired an additional 3% interest in Executive Center II & III in October 2005, increasing your ownership interest to 52.6%. However, in footnote 3 you indicate that your ownership interest prior to the acquisition was 38.1%. Please reconcile the apparent difference for us. Additionally, we note your disclosure that you determined that you would not be required to consolidate the properties under FIN 46(R) as a result of the acquisition. Tell us how you considered other consolidation guidance in determining that you would not be required to consolidate the properties given your acquisition of a majority interest in the properties.

The Company has revised the disclosures on pages 30 and F-33 to clarify that its increased ownership in Executive Center II & III is 41.1%. Please note that we do not

Securities and Exchange Commission
February 7, 2006

have a majority interest in the Executive Center II & III property.
* * *
     The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing and Amendment thereto (together, the “Filing”);

•	Staff comments or changes to disclosure in response to Staff comments in the Filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filing; and

•	the Company represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.
     If you have any questions or require any additional information with respect to any of the matters discussed in this letter, please call the undersigned at (714) 667-8252.
     Thank you.

Very truly yours,
/s/Andrea R. Biller
Andrea R. Biller, Esq.
(Triple Net Properties, LLC)

cc:	Peter T. Healy, Esq. of O’Melveny & Myers LLP